UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (42.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (12.9%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.805s, 2032			$684,532	$1,095,923
IFB Ser. 3408, Class EK, 24.994s, 2037			248,165	387,158
IFB Ser. 2979, Class AS, 23.545s, 2034			104,263	133,916
IFB Ser. 3072, Class SM, 23.068s, 2035			441,388	683,517
IFB Ser. 3072, Class SB, 22.921s, 2035			395,358	609,925
IFB Ser. 4098, Class MS, IO, 6.501s, 2041			8,611,857	1,746,485
IFB Ser. 3727, Class PS, IO, 6.501s, 2038			3,396,437	266,244
IFB Ser. 3895, Class SM, IO, 6.451s, 2040			8,803,427	1,032,649
IFB Ser. 4048, Class GS, IO, 6.451s, 2040			4,540,541	792,824
IFB Ser. 3940, Class PS, IO, 6.451s, 2040			12,164,340	1,524,192
IFB Ser. 3860, Class SP, IO, 6.401s, 2040			8,700,135	1,227,154
IFB Ser. 4032, Class SA, IO, 6.301s, 2042			9,590,669	1,325,403
IFB Ser. 4125, Class SH, IO, 5.951s, 2042			5,431,542	780,947
IFB Ser. 4112, Class SC, IO, 5.951s, 2042			19,565,923	2,739,229
IFB Ser. 4105, Class LS, IO, 5.951s, 2041			5,451,254	1,054,763
IFB Ser. 3922, Class CS, IO, 5.901s, 2041			3,914,548	416,892
Ser. 3632, Class CI, IO, 5s, 2038			1,427,662	64,702
Ser. 3626, Class DI, IO, 5s, 2037			692,955	19,403
Ser. 304, Class C27, IO, 4 1/2s, 2042			13,344,443	1,968,305
Ser. 4122, Class TI, IO, 4 1/2s, 2042			8,344,151	1,058,038
Ser. 4000, Class PI, IO, 4 1/2s, 2042			5,137,863	557,972
Ser. 4019, Class GI, IO, 4 1/2s, 2041			22,148,580	2,431,914
Ser. 4024, Class PI, IO, 4 1/2s, 2041			10,809,877	1,080,998
Ser. 3747, Class HI, IO, 4 1/2s, 2037			1,153,424	80,340
Ser. 4090, Class BI, IO, 4s, 2042			1,577,247	131,842
Ser. 3748, Class NI, IO, 4s, 2034			4,016,942	80,259
Ser. 3751, Class MI, IO, 4s, 2034			6,718,955	77,066
Ser. 3740, Class KI, IO, 4s, 2033			2,481,528	21,143
Ser. 304, Class C53, IO, 4s, 2032			5,338,828	773,383
Ser. 4105, Class HI, IO, 3 1/2s, 2041			5,016,524	762,813
Ser. 304, IO, 3 1/2s, 2027			11,257,141	1,201,362
Ser. 304, Class C37, IO, 3 1/2s, 2027			8,220,420	945,924
Ser. 4165, Class TI, IO, 3s, 2042			21,991,740	2,836,934
Ser. T-57, Class 1AX, IO, 0.404s, 2043			4,950,033	58,267
Ser. 4077, Class TO, PO, zero %, 2041			3,400,725	2,898,608
FRB Ser. 3326, Class WF, zero %, 2035			8,853	8,676
FRB Ser. 3007, Class LU, zero %, 2035			1,854	1,851

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.699s, 2036			503,746	979,262
IFB Ser. 07-53, Class SP, 23.466s, 2037			383,785	593,127
IFB Ser. 08-24, Class SP, 22.549s, 2038			371,655	594,648
IFB Ser. 05-75, Class GS, 19.649s, 2035			393,937	561,865
IFB Ser. 05-83, Class QP, 16.873s, 2034			470,603	652,045
IFB Ser. 12-88, Class SB, IO, 6.47s, 2042			12,607,752	1,903,645
IFB Ser. 10-99, Class NS, IO, 6.4s, 2039			6,886,909	650,882
IFB Ser. 11-87, Class HS, IO, 6.3s, 2041			6,058,075	915,133
IFB Ser. 404, Class S13, IO, 6.2s, 2040			8,639,040	1,223,622
IFB Ser. 10-35, Class SG, IO, 6.2s, 2040			6,803,300	979,811
IFB Ser. 12-132, Class SB, IO, 6s, 2042			17,662,922	2,684,234
IFB Ser. 13-19, Class DS, IO, 6s, 2041(F)			10,431,900	2,299,153
IFB Ser. 09-100, Class SA, IO, 6s, 2039			3,760,907	357,286
IFB Ser. 13-18, Class SB, IO, 5.95s, 2041			4,646,993	894,546
IFB Ser. 12-113, Class CS, IO, 5.95s, 2041			3,972,400	724,327
IFB Ser. 12-113, Class SG, IO, 5.9s, 2042			4,024,275	704,047
IFB Ser. 10-46, Class WS, IO, 5.55s, 2040			6,250,657	743,891
Ser. 374, Class 6, IO, 5 1/2s, 2036			1,220,290	147,826
Ser. 12-132, Class PI, IO, 5s, 2042			10,520,568	1,683,291
Ser. 398, Class C5, IO, 5s, 2039			801,030	63,842
Ser. 10-13, Class EI, IO, 5s, 2038			478,629	16,633
Ser. 378, Class 19, IO, 5s, 2035			3,034,072	310,989
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			22,311,594	2,940,668
Ser. 409, Class 81, IO, 4 1/2s, 2040			12,361,709	1,469,243
Ser. 409, Class 82, IO, 4 1/2s, 2040			12,885,276	1,583,923
Ser. 366, Class 22, IO, 4 1/2s, 2035			1,269,406	94,139
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			5,003,644	460,786
Ser. 12-118, Class PI, IO, 4s, 2042			8,711,506	1,201,491
Ser. 12-96, Class PI, IO, 4s, 2041			5,213,997	597,576
Ser. 406, Class 2, IO, 4s, 2041			5,061,808	583,626
Ser. 406, Class 1, IO, 4s, 2041			3,428,726	422,762
Ser. 409, Class C16, IO, 4s, 2040			8,440,297	895,196
Ser. 13-13, Class PI, IO, 3 1/2s, 2042			5,955,858	1,027,386
Ser. 12-148, Class CI, IO, 3s, 2042			5,830,950	689,277
Ser. 13-35, Class IP, IO, 3s, 2042(F)			8,689,028	1,087,054
Ser. 13-23, Class PI, IO, 3s, 2041			9,250,400	1,047,145
Ser. 03-W10, Class 1, IO, 1.3s, 2043			871,591	34,625
Ser. 00-T6, IO, 0.752s, 2030			3,889,594	82,654
Ser. 99-51, Class N, PO, zero %, 2029			47,836	46,229

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.876s, 2041			6,448,232	7,190,940
IFB Ser. 10-151, Class SL, IO, 6.501s, 2039			2,811,576	436,919
IFB Ser. 10-163, Class SI, IO, 6.43s, 2037			8,028,944	1,023,682
IFB Ser. 10-35, Class CS, IO, 6.271s, 2040			7,574,511	1,287,659
IFB Ser. 10-26, Class QS, IO, 6.051s, 2040			5,488,121	919,255
IFB Ser. 10-120, Class SB, IO, 6.001s, 2035			1,429,187	115,736
IFB Ser. 10-20, Class SC, IO, 5.951s, 2040			5,377,007	896,992
IFB Ser. 10-158, Class SA, IO, 5.851s, 2040			2,914,837	503,713
IFB Ser. 10-151, Class SA, 5.851s, 2040			2,896,849	506,746
IFB Ser. 10-61, Class SJ, IO, 5.85s, 2040			7,741,055	1,198,006
IFB Ser. 11-70, Class SM, IO, 5.69s, 2041			5,451,000	1,382,810
IFB Ser. 11-70, Class SH, IO, 5.69s, 2041			5,599,000	1,437,711
IFB Ser. 10-37, Class SG, IO, 5.501s, 2040			5,984,841	930,284
IFB Ser. 10-115, Class BS, IO, 5.201s, 2040			9,616,934	1,398,110
Ser. 13-22, Class OI, IO, 5s, 2043			8,089,808	1,272,233
Ser. 13-3, Class IT, IO, 5s, 2043			7,216,181	1,134,843
Ser. 13-6, Class IC, IO, 5s, 2043			7,011,081	1,103,895
Ser. 12-146, Class IO, IO, 5s, 2042			6,761,535	990,632
Ser. 13-6, Class CI, IO, 5s, 2042			4,697,112	798,744
Ser. 10-35, Class UI, IO, 5s, 2040			3,928,791	625,372
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			2,543,966	414,285
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			3,384,482	283,315
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			875,430	131,927
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			29,754,918	4,617,161
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			3,281,519	355,159
Ser. 11-73, Class IP, IO, 4 1/2s, 2039			8,782,657	886,491
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			10,087,328	1,105,369
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			4,147,085	404,507
Ser. 11-70, PO, zero %, 2041			10,490,850	8,923,412
Ser. 06-36, Class OD, PO, zero %, 2036			15,672	14,441

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.98s, 2045			6,209,719	1,187,609

				110,302,864
Commercial mortgage-backed securities (12.5%)

Banc of America Commercial Mortgage, Inc.
FRB Ser. 06-2, Class B, 5.954s, 2045			5,425,000	5,212,340
FRB Ser. 05-5, Class D, 5.404s, 2045			1,456,000	1,437,218

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			33,243	29,254
Ser. 01-1, Class K, 6 1/8s, 2036			672,088	291,573
Ser. 07-5, Class XW, IO, 0.531s, 2051			185,899,535	2,157,178

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050			2,724,000	2,696,760
FRB Ser. 06-PW12, Class AJ, 5.949s, 2038			1,500,000	1,563,219
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	953,051
FRB Ser. 05-T20, Class C, 5.298s, 2042			1,518,000	1,467,906
Ser. 05-PWR7, Class B, 5.214s, 2041			1,641,000	1,713,494

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.934s, 2049			3,117,000	3,280,128
Ser. 06-C5, Class AJ, 5.482s, 2049			2,069,000	2,084,768

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 5.041s, 2045			917,000	987,242

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.059s, 2044(F)			57,980,594	254,087

Comm Mortgage Trust 144A FRB Ser. 13-LC6, Class D, 4.434s, 2046(F)			1,605,000	1,504,777

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			1,048,000	1,142,320
Pass-Through Cerficiates, FRB Ser. 04-LB3A, Class E, 5.524s, 2037			1,522,000	1,555,332

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046(F)			1,187,000	1,061,588
FRB Ser. 07-C9, Class AJFL, 0.89s, 2049			4,042,000	3,450,251

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (Ireland)		GBP	271,323	375,098
FRB Ser. 05-CT1A, Class D, 1.578s, 2014 (Ireland)		GBP	868,987	1,133,866

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)(F)			$1,041,948	42,720

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			654,391	32,720

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.626s, 2044			1,237,000	1,335,891

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			552,708	558,235

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.083s, 2020			4,795,878	105,509

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	529,198

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.471s, 2045(F)			709,000	652,233
FRB Ser. 06-C1, Class AJ, 5.47s, 2044			597,000	604,110

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			1,054,000	897,218

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 02-C3, Class H, 5.944s, 2039			1,010,000	1,011,873

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			1,127,000	1,022,414
FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,062,000	1,026,576

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			1,414,000	1,466,272

GS Mortgage Securities Trust 144A Ser. 05-GG4, Class XC, IO, 0.924s, 2039			121,051,977	1,888,411

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045			2,168,000	2,346,426
FRB Ser. GC10, Class D, 4.563s, 2046			923,000	895,218

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.2s, 2030 (Cayman Islands)			779,289	490,952

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051			3,915,000	4,122,495
FRB Ser. 06-LDP7, Class AJ, 6.059s, 2045			2,798,000	2,897,379
FRB Ser. 06-LDP7, Class B, 6.059s, 2045			1,088,000	898,637
Ser. 06-CB16, Class AJ, 5.623s, 2045			747,000	750,033
FRB Ser. 04-CBX, Class E, 5.126s, 2037			4,261,000	3,868,562
FRB Ser. 04-CBX, Class B, 5.021s, 2037			573,000	567,058
FRB Ser. 13-C10, Class D, 4.3s, 2047			1,358,000	1,285,669

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051			1,675,000	1,561,338
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051			974,000	913,933
FRB Ser. 12-LC9, Class E, 4.576s, 2047			1,823,000	1,779,830
Ser. 07-CB20, Class X1, IO, 0.197s, 2051			115,106,363	1,085,108

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			1,951,082	2,004,737
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,070,668

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			1,028,000	968,170
Ser. 04-C8, Class E, 4.986s, 2039			1,467,000	1,474,335

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.393s, 2028			141,816	14

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.458s, 2051			917,000	964,042
Ser. 04-KEY2, Class D, 5.046s, 2039			993,000	932,725

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.068s, 2037			470,780	21,797
Ser. 07-C5, Class X, IO, 5.768s, 2049			3,525,478	246,078

Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044			2,480,000	2,373,896
FRB Ser. 06-HQ8, Class B, 5.677s, 2044			4,110,000	3,905,322
Ser. 04-IQ8, Class C, 5.3s, 2040			3,200,000	3,323,840

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			2,759,415	2,645,590

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.816s, 2042			1,908,000	2,019,046
Ser. 07-HQ11, Class C, 5.558s, 2044			1,119,000	1,040,670

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)(F)			376,000	282,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,048,166	157,225

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049			1,619,000	1,590,884

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045			3,032,000	3,130,843
FRB Ser. 06-C25, Class AJ, 5.919s, 2043			1,273,000	1,321,883
Ser. 06-C24, Class AJ, 5.658s, 2045			1,315,000	1,327,887
FRB Ser. 05-C20, Class B, 5.418s, 2042			3,440,000	3,580,242
Ser. 07-C34, IO, 0.502s, 2046			30,735,948	371,905

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class H, 5.618s, 2035			1,304,000	1,257,708
FRB Ser. 04-C15, Class G, 5.395s, 2041			1,500,000	1,428,060

				106,427,035
Residential mortgage-backed securities (non-agency) (17.3%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1, 2.685s, 2036			2,379,267	2,153,236

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047(F)			23,801,602	3,022,803

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036			2,460,034	2,583,035
FRB Ser. 07-C, Class 07-C, 2.756s, 2036			4,576,979	4,165,051
FRB Ser. 06-G, Class 2A5, 0.479s, 2036			1,162,741	1,023,212

Banc of America Funding Corp. 144A
FRB Ser. 09-R12A, Class A2, 3.037s, 2036			1,072,743	740,193
FRB Ser. 10-R4, Class 3A3, 1.269s, 2046			2,740,000	1,589,200

Banc of America Mortgage Securities Ser. 05-11, Class 1A10, 6s, 2035			850,000	845,750

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 4A3, 19.703s, 2037			533,694	477,656
Ser. 13-RR1, Class 3A3, 16.187s, 2037			906,955	802,655
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			408,885	245,331
Ser. 13-RR1, Class 2A4, 11.135s, 2036			2,160,000	2,116,800
Ser. 13-RR1, Class 9A4, 10.562s, 2036			650,000	667,875
Ser. 13-RR1, Class 3A2, 4s, 2037			963,062	984,731
Ser. 13-RR1, Class 4A2, 4s, 2037			898,721	914,449
Ser. 12-RR10, Class 8A2, 4s, 2036			859,875	874,923
Ser. 13-RR1, Class 1A2, 2.871s, 2035			1,510,000	1,064,550
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035			2,320,000	1,925,600
Ser. 12-RR10, Class 4A2, 2.639s, 2036			1,800,000	1,566,000

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 3A3, 19.4s, 2037			1,033,614	878,572
FRB Ser. 12-RR12, Class 2A3, 14.053s, 2035			807,399	791,251
Ser. 12-RR11, Class 4A3, 13.64s, 2037			982,687	687,881
FRB Ser. 12-RR11, Class 5A3, 13.052s, 2037			447,928	286,674
FRB Ser. 11-RR4, Class 6A4, 12.802s, 2037			2,797,559	2,321,974
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036			1,520,000	1,216,000
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036			800,000	786,000
FRB Ser. 10-RR12, Class 6A1, 6s, 2037			2,341,075	2,493,244
Ser. 12-RR11, Class 9A2, 4s, 2037			2,137,776	2,175,187
Ser. 12-RR12, Class 3A2, 4s, 2037			1,862,034	1,894,620
Ser. 12-RR11, Class 4A2, 4s, 2037			1,284,183	1,306,656
Ser. 12-RR12, Class 1A2, 4s, 2037			519,641	528,735
Ser. 12-RR11, Class 3A2, 4s, 2036			431,716	439,272
Ser. 12-RR12, Class 2A2, 4s, 2035			742,671	757,524
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			852,816	867,740
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035			1,970,000	1,488,591
Ser. 09-RR7, Class 1A7, IO, 1.762s, 2046			79,565,418	3,580,444
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047			74,317,556	3,388,881

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class A1, 2.37s, 2036			827,080	804,335

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.075s, 2034			79,080	6,613

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			12,356,989	389,245
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			9,293,080	167,275

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 9.823s, 2037			1,370,000	1,294,239
FRB Ser. 11-12, Class 2A2, 0.57s, 2035			2,080,000	1,592,677

Countrywide Alternative Loan Trust Ser. 07-HY9, Class X, IO, 0.65s, 2047(F)			11,401,520	517,629

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.814s, 2038			1,500,000	1,302,581
FRB Ser. 09-13R, Class 5A2, 0.72s, 2035			1,350,000	1,244,970
FRB Ser. 08-4R, Class 1A4, 0.598s, 2037			1,200,000	882,000

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043 (United Kingdom)		GBP	746,898	1,002,987
FRB Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)		EUR	2,002,000	2,279,284

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$9,001	8,846

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.763s, 2035			2,100,000	1,932,777

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.985s, 2035			1,194,381	970,346

Lavender Trust 144A Ser. 10-RR2A, Class A3, 6 1/4s, 2036			800,000	860,000

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			7,358,558	248,719

MLCC Mortgage Investors, Inc. Ser. 04-A, Class XA2, IO, 1.241s, 2029			16,518,625	733,427

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.55s, 2035			1,210,146	1,040,725

Nomura Resecuritization Trust 144A FRB Ser. 11-2RA, Class 1A2, 5.253s, 2046			2,724,793	2,643,049

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034			6,297,732	6,747,770

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 0 1/2s, 2047			43,231,221	972,702

Structured Asset Mortgage Investments, Inc. FRB Ser. 04-AR7, Class B1, 1.099s, 2035			1,291,668	760,735

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.687s, 2037			5,800,233	4,901,197
FRB Ser. 04-AR14, Class B1, 2.437s, 2035			1,675,426	1,072,272
Ser. 05-AR17, Class X, IO, PO, 1.683s, 2045			17,213,469	1,175,494
Ser. 04-AR10, Class X, IO, PO, 1.569s, 2044			5,469,825	342,575
Ser. 05-AR11, Class X, IO, PO, 1.511s, 2045			31,054,359	1,770,098
FRB Ser. 06-AR1, Class 2A1B, 1.246s, 2046			5,477,356	4,688,781
FRB Ser. 06-AR1, Class 2A1C, 1.246s, 2046			4,196,089	2,454,712
FRB Ser. 06-AR17, Class 1A1, 0.986s, 2046			4,633,990	2,270,655
Ser. 06-AR11, Class 2XPP, IO, PO, 0.929s, 2046			11,730,842	349,593
FRB Ser. 05-AR8, Class B1, 0.87s, 2045			6,165,344	2,712,751
FRB Ser. 05-AR19, Class A1C3, 0.7s, 2045			4,867,496	3,845,322
FRB Ser. 05-AR13, Class A1C3, 0.69s, 2045			9,847,587	7,878,070
FRB Ser. 05-AR17, Class A1C3, 0.68s, 2045			1,950,397	1,072,718
FRB Ser. 05-AR8, Class 2AC2, 0.66s, 2045			2,924,183	2,573,281
FRB Ser. 05-AR11, Class A1B2, 0.65s, 2045			1,767,209	1,546,308
FRB Ser. 05-AR13, Class A1B2, 0.63s, 2045			2,094,376	1,874,467
FRB Ser. 05-AR17, Class A1B2, 0.61s, 2045			1,854,218	1,548,272
FRB Ser. 05-AR15, Class A1B2, 0.61s, 2045			1,928,053	1,585,824
FRB Ser. 05-AR19, Class A1C4, 0.6s, 2045			1,813,254	1,395,498
FRB Ser. 05-AR11, Class A1B3, 0.6s, 2045			4,060,744	3,553,151
FRB Ser. 05-AR8, Class 2AC3, 0.59s, 2045			1,017,129	884,902
FRB Ser. 05-AR1, Class A3, 0.56s, 2045			1,139,467	1,042,612
FRB Ser. 05-AR19, Class A1B3, 0.55s, 2045			1,172,292	1,063,855
FRB Ser. 05-AR6, Class 2AB3, 0.47s, 2045			982,883	864,937

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-16, Class A18, 6s, 2036			1,380,000	1,476,600
Ser. 08-1, Class 4A1, 5 3/4s, 2038			2,396,381	2,540,244
Ser. 07-12, Class A7, 5 1/2s, 2037			738,469	771,700
Ser. 07-5, Class 1A1, 5 1/2s, 2037			3,930,603	4,166,439
FRB Ser. 05-AR6, Class B1, 5.002s, 2035			1,205,289	1,099,489
FRB Ser. 05-AR16, Class 4A2, 2.647s, 2035			2,623,282	2,577,374

				147,154,418

Total mortgage-backed securities (cost $352,047,086)				$363,884,317

CORPORATE BONDS AND NOTES (32.4%)(a)
			Principal amount	Value

Basic materials (2.7%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$150,000	$190,588

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			165,000	173,592

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			260,000	271,700

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			472,000	493,240

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016			955,000	976,488

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			765,000	842,456

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			40,000	41,800

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			70,000	75,075

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			250,000	257,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	481,600

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			880,000	946,000

CEMEX SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			210,000	239,400

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			460,000	483,000

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			235,000	249,981

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			650,000	684,125

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			290,000	319,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			478,000	499,510

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			420,000	446,250

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			255,000	272,213

Grohe Holding GmbH 144A company company guaranty sr. FRN notes 4.203s, 2017 (Germany)		EUR	721,000	949,996

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			$208,000	218,140

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			754,000	897,260

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			355,000	384,288

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			500,000	521,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			310,000	328,600

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018			190,000	201,400

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			661,000	760,150

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			250,000	261,875

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020			165,000	172,838

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			145,000	137,025

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			130,000	136,175

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			100,000	111,000

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	413,000	550,737

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$615,000	708,019

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			401,000	455,135

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			500,000	606,653

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			525,000	632,546

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			750,000	854,691

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	310,000	298,026

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$81,000	85,658

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			185,000	201,650

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			200,000	205,500

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			360,000	408,600

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			136,000	140,760

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			130,000	146,900

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			390,000	419,738

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			330,000	348,150

PQ Corp. 144A sr. notes 8 3/4s, 2018			315,000	339,413

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			298,000	344,935

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			320,000	348,800

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			223,000	248,645

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			265,000	272,950

SGL Carbon SE company guaranty sr. sub. FRN notes Ser. EMTN, 1.476s, 2015 (Germany)		EUR	339,000	439,808

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			$200,000	204,846

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			75,000	82,125

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			95,000	104,025

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			45,000	46,350

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			335,000	353,425

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			528,000	526,680

US Coatings Acquisition, Inc. / Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)			100,000	139,926

USG Corp. sr. unsec. notes 9 3/4s, 2018			333,000	395,438

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			125,000	129,688

				23,063,332
Capital goods (2.0%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			630,000	688,275

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			799,000	906,865

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	167,150	241,751

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	118,080	170,781

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	190,000	270,949

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	130,000	185,386

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)			$200,000	204,000

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			365,000	383,250

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			689,000	769,958

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			325,000	345,313

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			199,000	221,388

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			56,000	66,360

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			160,000	172,800

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			115,000	124,200

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			275,000	287,375

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			713,000	809,255

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			61,000	67,558

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			140,000	142,450

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	100,000	143,631

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$345,000	372,600

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			465,000	508,013

Exide Technologies sr. notes 8 5/8s, 2018			138,000	92,288

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			443,000	465,150

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)			145,000	207,554

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			709,000	781,673

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			860,000	1,155,331

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			457,000	483,278

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			165,000	165,206

Milacron LLC/Mcron Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			70,000	72,800

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			45,000	51,413

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			735,000	757,050

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	286,200

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	135,000	189,787

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			$565,000	603,138

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			330,000	369,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			235,000	246,163

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			350,000	391,563

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			185,000	199,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			120,000	127,350

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)			150,000	160,875

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			345,000	379,069

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			330,000	364,238

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			100,000	109,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			495,000	529,650

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			759,000	831,105

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			232,000	262,972

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			519,000	574,793

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			345,000	357,075

				17,296,279
Communication services (4.5%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			153,000	166,770

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	560,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	460,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	51,244

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			296,000	320,420

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			425,000	431,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			160,000	161,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			317,000	344,341

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	101,426

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			131,000	140,498

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			73,000	74,643

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			174,000	186,180

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			811,000	867,770

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			460,000	468,050

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,110,000	1,154,400

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			160,000	175,600

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			310,000	324,725

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			170,000	193,800

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			100,000	106,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			717,000	754,643

DISH DBS Corp. company guaranty notes 7 1/8s, 2016			234,000	258,570

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			251,000	271,080

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018			635,000	623,888

Equinix, Inc. sr. unsec. notes 7s, 2021			305,000	346,175

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			145,000	169,288

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			1,656,000	1,920,960

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	118,450

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			488,000	542,900

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			594,000	681,615

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			979,000	1,038,964

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	364,183

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			190,000	205,675

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			428,000	455,820

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			431,000	459,015

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			742,000	782,810

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			605,000	636,763

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	245,000	346,213

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$285,000	321,338

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			332,000	375,160

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			85,000	93,713

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			44,000	46,530

Lynx I Corp. 144A sr. notes 6s, 2021			535,000	876,749

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			131,000	146,393

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			709,000	781,673

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			624,000	670,800

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			356,000	382,255

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			839,000	864,170

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			36,000	33,840

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			144,000	128,880

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			130,000	150,150

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			371,000	426,650

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	410,000	667,125

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			$413,000	430,553

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			145,000	156,650

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	444,182

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			153,000	169,448

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			125,000	133,125

Sprint Capital Corp. company guaranty 6 7/8s, 2028			350,000	357,875

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			1,764,000	2,055,060

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			330,000	358,050

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			370,000	435,675

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			238,000	260,908

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			959,000	1,179,570

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	160,000	183,570

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	141,193

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	680,000	940,168

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)			$200,000	271,942

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	678,000	999,772

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	305,000	439,588

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	188,811	265,725

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)			$825,000	1,080,106

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)			677,000	990,050

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			375,000	386,250

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	79,000	136,126

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			$200,000	203,715

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			37,000	40,978

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			447,000	487,230

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. 144A company guaranty sr. unsec. notes 10 1/4s, 2019			759,000	853,875

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	760,000	1,053,849

Wind Acquisition Holdings Finance SA company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			$265,341	368,660

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			205,000	212,175

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			140,000	154,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			584,000	681,820

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	280,670

				38,384,438
Consumer cyclicals (5.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			60,000	68,325

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			37,000	21,830

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			955,000	749,675

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			301,000	260,365

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			361,000	419,663

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			522,000	525,915

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			185,000	203,963

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			600,000	693,750

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			130,000	142,350

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			135,000	149,513

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			526,000	549,670

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			605,000	608,781

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			505,000	543,506

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			235,000	259,675

Building Materials Corp. 144A sr. notes 7s, 2020			140,000	153,300

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			360,000	398,700

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			320,000	358,000

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			145,000	150,438

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			596,000	366,540

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			394,000	416,655

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			1,160,000	1,142,600

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			170,000	190,506

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	240,288

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			250,000	253,125

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			175,000	195,563

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			505,000	579,488

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			100,000	113,000

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017			740,150	818,791

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			313,000	305,958

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			603,000	603,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			461,000	497,880

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			315,000	337,838

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			237,000	243,221

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			407,000	415,140

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			695,000	759,288

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			115,000	119,169

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			890,000	992,470

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			250,000	291,321

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			290,000	314,650

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	627,009

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$195,000	251,674

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			128,000	150,467

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			407,000	450,244

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			225,000	234,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			481,000	547,138

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			295,000	324,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			821,000	903,100

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021			245,000	249,288

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	621,000	834,183

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	75,000	105,713

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$718,000	840,060

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			175,000	188,781

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			120,000	136,500

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			260,000	291,850

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			695,000	801,856

L Brands, Inc. sr. notes 5 5/8s, 2022			190,000	205,675

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			130,000	142,188

Lear Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2023			460,000	461,150

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			460,000	491,050

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			160,000	161,200

Lottomatica Group SpA sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	730,000	1,040,572

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			$196,000	227,428

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			760,000	53,200

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			274,000	306,880

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			335,000	330,813

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			770,000	873,950

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			145,000	159,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			255,000	290,063

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			90,000	97,650

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			285,000	312,788

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			1,206,979	1,273,363

Navistar International Corp. sr. notes 8 1/4s, 2021			651,000	680,295

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			665,000	709,888

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			90,000	94,050

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			200,000	213,000

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			65,000	72,394

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			219,000	223,654

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			666,000	748,418

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			258,000	288,315

Owens Corning company guaranty sr. unsec. notes 9s, 2019			211,000	269,553

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			115,000	129,950

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			365,000	386,444

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			235,000	260,263

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			165,000	172,425

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			120,000	126,900

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			120,000	133,950

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			60,000	60,750

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			125,000	137,656

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			315,000	330,750

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			354,000	392,498

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			741,000	824,363

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	595,000	902,103

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$200,000	228,500

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			255,000	258,188

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			165,000	167,063

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			165,000	174,900

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			50,000	51,375

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			300,000	310,500

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			25,000	27,563

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			30,000	32,700

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			255,000	277,950

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			165,000	169,538

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			275,000	300,094

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			135,000	144,956

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			50,000	53,438

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			299,000	261,625

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016			354,700	356,474

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			800,000	925,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			115,000	118,450

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	50,000	69,885

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			$229,000	255,335

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			455,000	497,088

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			821,000	911,310

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			305,000	314,916

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			801,000	859,073

				42,741,283
Consumer staples (1.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,500,000	811,256

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			$115,000	127,794

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A 5 1/2s, 2023			175,000	180,469

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			432,000	491,940

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			464,000	497,640

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			115,000	120,606

Claire's Stores, Inc. 144A sr. notes 9s, 2019			530,000	607,513

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	115,000

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			45,000	45,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			142,000	163,300

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	230,750

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			115,000	119,888

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			95,000	98,088

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			279,000	316,665

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			265,000	302,100

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			380,000	425,600

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	454,000	703,987

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Austria)			$310,000	308,107

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			525,000	531,563

HDTFS, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022			70,000	78,313

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			155,000	171,469

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			170,000	185,725

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	360,000	501,771

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			$150,000	165,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	858,600

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			245,000	261,231

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			415,000	455,463

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			210,000	233,100

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			500,000	544,375

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			460,000	473,800

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			620,000	638,600

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			643,000	668,720

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			535,000	619,263

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			125,000	142,813

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			340,000	377,400

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			879,000	987,776

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			356,000	407,620

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			1,044,000	1,190,160

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			164,000	177,940

				15,337,155
Energy (6.6%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			309,000	333,720

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			638,000	658,735

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	374,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			300,000	274,500

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			316,000	294,670

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			666,000	767,477

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			389,000	410,395

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			140,000	147,350

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			115,000	125,350

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			360,000	396,900

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			694,000	768,605

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	378,625

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	5,650

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	145,000	204,508

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$1,022,000	1,154,860

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			115,000	124,775

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	570,363

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	126,900

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	217,770

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	515,000	322,051

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$197,000	125,588

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			293,000	328,160

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			1,667,000	1,804,528

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			795,000	864,563

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			175,000	186,594

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			850,000	928,625

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			150,000	162,375

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			235,000	238,525

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			302,000	342,015

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			74,000	82,695

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			882,000	864,360

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			234,000	246,285

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			340,000	335,750

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			305,000	326,350

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			780,000	963,253

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	713,000

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,412,001

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			316,000	386,417

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			485,000	525,580

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			451,000	473,550

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			719,000	774,723

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			924,000	990,990

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			40,000	43,400

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			235,000	261,438

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			275,000	287,375

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			125,000	142,188

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			150,000	165,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			433,000	493,620

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			605,000	632,225

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			184,000	161,000

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,283,850

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			528,000	566,280

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			242,000	255,310

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	405,600

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			620,000	641,545

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			180,000	197,550

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			375,000	391,875

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			250,000	272,813

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			460,000	495,650

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			345,000	358,800

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			543,000	621,735

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			44,000	47,960

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	427,645

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			270,000	287,226

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			728,000	749,840

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,189,478

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			140,000	166,634

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	1,060,096

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			1,650,000	1,659,900

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			4,530,000	3,863,682

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			650,000	443,391

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			910,000	867,185

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			2,205,000	2,007,079

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			5,710,000	5,524,425

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			760,000	847,400

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			315,000	316,890

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,872,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			325,000	362,375

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			350,000	388,500

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			175,000	186,375

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			290,000	321,175

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			140,000	145,950

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			175,000	187,688

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			950,000	1,009,375

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			284,000	294,650

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			385,000	411,950

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			190,000	204,488

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			245,000	270,113

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			304,000	338,200

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			385,000	413,875

Williams Cos., Inc. (The) notes 7 3/4s, 2031			158,000	201,587

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			750,000	802,500

				56,280,017
Financials (4.2%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			276,000	277,380

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			210,000	217,350

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			380,000	416,100

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			335,000	380,195

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			240,000	266,700

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,630,200

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			315,000	426,038

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			375,000	409,688

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,080,000	1,181,194

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	135,000	199,139

Boparan Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)			$345,000	602,787

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			135,000	147,825

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	195,536

CIT Group, Inc. sr. unsec. notes 5s, 2022			920,000	1,028,863

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	349,525

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	548,725

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	428,450

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			395,000	384,138

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	525,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	607,950

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			791,000	850,325

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Perpetual maturity) (Jersey)		EUR	486,000	651,315

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			$155,000	166,625

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			895,000	962,125

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			126,000	141,120

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			455,000	503,913

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			175,000	183,750

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			165,000	167,888

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			415,000	421,225

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			265,000	282,225

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			299,000	318,085

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			670,000	763,390

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			177,000	192,930

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			255,000	276,675

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			174,000	187,268

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			185,000	207,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019			205,000	236,263

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	523,326

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			488,000	525,820

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			438,000	467,565

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			487,000	500,393

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			230,000	269,675

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			300,000	343,500

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			525,000	435,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, 2049 (United Kingdom)			700,000	852,725

Royal Bank of Scotland PLC (The) jr. sub. FRN notes Ser. MTN, 7.64s, perpetual maturity (United Kingdom)			600,000	567,000

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			775,000	804,915

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			550,000	588,026

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			500,000	564,161

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			1,160,000	1,247,580

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	378,677

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	182,000	241,682

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	584,726

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$425,000	424,669

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			468,000	562,770

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, 2049 (Russia)			1,650,000	1,810,580

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			1,065,000	1,158,188

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			3,196,000	3,584,314

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,406,000	2,616,525

				35,787,672
Health care (2.2%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			235,000	245,575

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			308,000	324,940

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			325,000	355,875

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	364,000	507,298

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			$510,000	555,900

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			380,000	410,875

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	455,000	681,227

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$470,000	489,975

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			360,000	385,200

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			182,000	206,343

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	227,510

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$1,070,000	1,203,750

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			504,000	558,180

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			290,000	317,550

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			370,000	413,475

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	144,063

HCA, Inc. sr. notes 6 1/2s, 2020			1,553,000	1,787,891

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			128,000	153,280

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			740,000	800,125

Hologic, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2020			110,000	118,800

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			386,000	408,195

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			202,000	216,140

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			190,000	204,250

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			335,000	387,763

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			451,000	505,120

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			291,000	312,098

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			475,000	534,969

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			277,000	308,163

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)			754,000	1,243,490

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)			275,000	372,023

Service Corporation International sr. notes 7s, 2019			180,000	196,875

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			476,000	508,130

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			430,000	461,175

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			640,000	667,200

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			329,569	333,689

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	402,375

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			455,000	512,444

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			471,000	532,230

Tenet Healthcare Corp. 144A companty guaranty sr. notes 4 1/2s, 2021			115,000	117,300

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			70,000	77,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			170,000	185,088

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			70,000	75,950

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			70,000	77,525

				18,527,374
Technology (1.1%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			252,000	232,470

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			552,000	531,300

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			52,000	53,950

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			643,000	666,309

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			92,000	108,215

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			38,000	42,608

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			183,000	199,470

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			956,000	1,037,260

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			537,000	570,563

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			175,000	199,500

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			235,000	255,563

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			315,000	329,175

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			85,000	96,900

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			855,000	949,050

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			125,000	142,500

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			1,035,000	1,081,575

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			290,000	324,075

NXP BV/NXP Funding, LLC 144A sr. unsec. notes 5 3/4s, 2023 (Netherlands)			255,000	267,750

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			445,000	459,725

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			265,000	281,894

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			344,000	380,120

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			431,000	477,333

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)			380,000	543,114

				9,230,419
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	1,111,000	1,281,509

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$170,000	183,175

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			419,000	464,043

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			895,000	1,024,775

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			165,000	172,013

				3,125,515
Utilities and power (1.9%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,140,000	1,365,150

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	368,900

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			160,000	163,200

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			342,000	388,170

Calpine Corp. 144A sr. notes 7 1/4s, 2017			896,000	948,640

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			615,000	768,119

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			940,000	1,175

El Paso Corp. sr. unsec. notes 7s, 2017			160,000	184,082

El Paso Natural Gas Co. debs. 8 5/8s, 2022			577,000	806,341

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			784,000	897,680

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			220,000	251,900

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			1,390,000	1,575,913

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			692,000	809,640

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			170,000	186,150

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			120,000	137,700

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			680,000	792,200

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			240,000	255,000

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			150,000	154,941

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			644,000	743,820

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	124,688

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,525,000	1,895,270

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			180,000	198,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,557,188

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			255,000	314,863

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	306,600

Regency Energy Partners LP/Regency Energy Finance Corp. 144A company guaranty sr. unsec. notes 4 1/2s, 2023			230,000	238,050

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			145,000	200,400

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			205,000	161,438

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	364,000	508,693

				16,303,911

Total corporate bonds and notes (cost $258,356,816)				$276,077,395

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.5%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$1,148,878	$1,299,533
3s, TBA, June 1, 2043			1,000,000	1,059,375
3s, TBA, May 1, 2043			18,000,000	19,120,781

				21,479,689
U.S. Government Agency Mortgage Obligations (18.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, May 1, 2043			15,000,000	15,626,954

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016			3,844	4,272
3s, TBA, June 1, 2043			56,000,000	58,421,563
3s, TBA, May 1, 2043			77,000,000	80,543,201

				154,595,990

Total U.S. government and agency mortgage obligations (cost $173,657,729)				$176,075,679

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$642,724	$371,173

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			1,665,000	1,356,975

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			1,136,000	1,147,360

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			8,973,000	7,819,970

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			7,917,816	4,572,539

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		BRL	3,500	1,863,581

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)		BRL	2,365	1,233,371

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	347,500,000	776,889

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			$620,000	700,600

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			565,000	621,726

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	53,200,000	974,861

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$1,590,000	1,824,875

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	414,000	231,859

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	294,000	163,573

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	414,000	230,234

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	644,000	360,950

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	2,254,000	1,250,293

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	524,000	290,725

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	1,044,000	578,708

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	1,444,000	805,094

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	874,000	494,798

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	414,000	231,249

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	934,000	522,050

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	174,000	97,347

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	2,574,000	1,470,034

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	294,000	171,755

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	1,444,000	850,829

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	294,000	178,608

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	1,214,000	738,252

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	4,054,000	2,544,368

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	374,000	245,403

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,724,000	1,187,386

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$ 900,000	891,933

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	2,024,501

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	22,650,000	722,489

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$1,275,000	1,164,075

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	3,519,000	5,243,395

United Mexican States unsec. bonds Ser. M20, 10s, 2024 (Mexico)			$62,070,000	7,588,333

United Mexican States unsec. bonds Ser. M, 8s, 2023 (Mexico)			66,204,000	7,025,346

United Mexican States unsec. bonds Ser. M, 6 1/2s, 2022 (Mexico)			134,485,000	12,732,896

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	1,019,000	1,335,196

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			$49,915	62,712

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			4,000,000	4,744,760

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			4,181,462	5,251,916

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			400,000	423,124

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			500,000	514,978

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	1,019,000	1,487,416

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$440,000	470,571

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			3,785,000	4,628,033

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			425,000	427,125

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)			230,000	233,450

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			3,240,000	3,458,410

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			700,000	713,998

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)			725,000	722,245

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013 (Ukraine)			4,165,000	4,177,079

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,120,000	1,319,360

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	507,397

Venezuela (Republic of) unsec. notes 10 3/4s, 2013 (Venezuela)			2,510,000	2,548,328

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	2,518,078

Total foreign government and agency bonds and notes (cost $107,103,860)				$108,844,579

SENIOR LOANS (1.2%)(a)(c)
			Principal amount	Value

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			$319,200	$323,988

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			55,683	56,350

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			1,894,191	1,717,004

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			529,000	547,019

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.854s, 2016			987,831	905,100

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			339,312	343,412

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			444,077	436,749

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.21s, 2014(PIK)			199,122	192,650

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.21s, 2014(PIK)			113,341	109,658

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			345,000	348,067

Intelsat Investments SA bank term loan FRN 3.2s, 2014 (Luxembourg)			734,147	733,459

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			272,671	274,716

Motor City Casino bank term loan FRN 6s, 2017			513,441	517,292

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			116,972	119,166

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			370,000	372,717

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			200,900	201,904

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			380,000	380,380

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017			135,000	138,038

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			234,712	235,445

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.731s, 2017			1,360,286	1,000,150

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			287,000	223,142

Travelport, LLC bank term loan FRN 9 1/2s, 2016			590,000	605,734

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			117,784	113,514

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			310,000	314,408

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 3/4s, 2020			197,993	199,901

West Corp. bank term loan FRN Ser. B8, 4 1/4s, 2018			106,688	108,314

Total senior loans (cost $10,653,403)				$10,518,277

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			16,217	$333,584

General Motors Co. Ser. B, $2.375 cv. pfd.			18,917	879,641

United Technologies Corp. $3.75 cv. pfd.			4,800	283,872

Total convertible preferred stocks (cost $1,533,261)				$1,497,097

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			815	$804,278

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,450	450,566

M/I Homes, Inc. $2.438 pfd.(NON)			8,790	221,069

Total preferred stocks (cost $1,108,497)				$1,475,913

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$285,000	$338,081

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			335,000	110,550

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			230,000	282,038

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			350,000	386,969

Total convertible bonds and notes (cost $1,204,347)				$1,117,638

COMMON STOCKS (0.1%)(a)
			Shares	Value

Tribune Co.(NON)			7,741	$439,302

Tribune Co. Class 1C(F)			675,896	168,974

Trump Entertainment Resorts, Inc.(NON)			224	560

Total common stocks (cost $378,207)				$608,836

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	117	$6,494

Total warrants (cost $351)				$6,494

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr TBA 3s (Put)	May-13/$103.72		$3,000,000	$408

Total purchased options outstanding (cost $8,965)				$408

SHORT-TERM INVESTMENTS (8.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)			44,725,683	$44,725,683

SSgA Prime Money Market Fund 0.04%(P)			3,540,000	3,540,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.16%, June 12, 2013			$5,000,000	4,999,067

Straight-A Funding, LLC commercial paper with an effective yield of 0.12%, June 11, 2013			4,000,000	3,999,408

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEG)(SEGSF)			699,000	698,400

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.17%, July 25, 2013(SEG)(SEGSF)			16,482,000	16,480,055

Total short-term investments (cost $74,437,992)				$74,442,613

TOTAL INVESTMENTS

Total investments (cost $980,490,514)(b)				$1,014,549,246

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $415,894,054) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$2,187,537	$2,159,643	$(27,894)
	Canadian Dollar	Sell	7/17/13	3,536,161	3,484,987	(51,174)
	Chilean Peso	Buy	7/17/13	2,468,759	2,452,956	15,803
	Euro	Sell	6/19/13	5,068,653	4,930,393	(138,260)
	Japanese Yen	Sell	5/15/13	2,986,132	3,118,239	132,107
	Peruvian New Sol	Buy	7/17/13	3,036,436	3,112,895	(76,459)
	Swiss Franc	Sell	6/19/13	2,059,567	2,037,487	(22,080)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	423,498	420,290	3,208
	Brazilian Real	Buy	7/17/13	3,470,134	3,441,625	28,509
	British Pound	Sell	6/19/13	6,260,421	6,028,293	(232,128)
	Canadian Dollar	Buy	7/17/13	4,288,913	4,271,460	17,453
	Canadian Dollar	Sell	7/17/13	4,328,448	4,268,718	(59,730)
	Chilean Peso	Buy	7/17/13	2,810,558	2,792,859	17,699
	Euro	Sell	6/19/13	16,065,533	15,919,282	(146,251)
	Indonesian Rupiah	Buy	5/15/13	1,907,403	1,900,974	6,429
	Japanese Yen	Sell	5/15/13	4,432,120	4,758,757	326,637
	Malaysian Ringgit	Buy	5/15/13	2,858,753	2,815,828	42,925
	Mexican Peso	Sell	7/17/13	1,717,315	1,701,669	(15,646)
	New Taiwan Dollar	Buy	5/15/13	203,134	201,628	1,506
	Norwegian Krone	Buy	6/19/13	2,124,446	2,140,312	(15,866)
	Norwegian Krone	Sell	6/19/13	2,124,446	2,117,958	(6,488)
	Polish Zloty	Buy	6/19/13	635,263	639,700	(4,437)
	Russian Ruble	Buy	6/19/13	990,233	990,312	(79)
	South Korean Won	Buy	5/15/13	2,915,876	2,907,828	8,048
	South Korean Won	Sell	5/15/13	2,915,876	2,864,457	(51,419)
	Swedish Krona	Buy	6/19/13	2,977,903	2,953,067	24,836
	Swiss Franc	Sell	6/19/13	1,004,121	974,178	(29,943)
	Turkish Lira	Buy	6/19/13	2,080,515	2,048,294	32,221
	Turkish Lira	Sell	6/19/13	2,080,515	2,041,502	(39,013)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	10,269,934	10,278,567	(8,633)
	Brazilian Real	Buy	7/17/13	2,301,151	2,306,985	(5,834)
	British Pound	Sell	6/19/13	2,539,108	2,463,193	(75,915)
	Canadian Dollar	Sell	7/17/13	2,023,325	1,977,235	(46,090)
	Euro	Sell	6/19/13	4,939,815	4,893,600	(46,215)
	Japanese Yen	Sell	5/15/13	5,170,269	5,510,031	339,762
	New Taiwan Dollar	Buy	5/15/13	203,134	203,739	(605)
	New Taiwan Dollar	Sell	5/15/13	203,134	201,276	(1,858)
	Singapore Dollar	Buy	5/15/13	338,233	333,501	4,732
	Singapore Dollar	Sell	5/15/13	338,233	333,776	(4,457)
	South African Rand	Buy	7/17/13	638,171	637,789	382
	South Korean Won	Buy	5/15/13	2,600,525	2,604,552	(4,027)
	South Korean Won	Sell	5/15/13	2,600,525	2,548,433	(52,092)
	Swedish Krona	Buy	6/19/13	2,222,595	2,193,401	29,194
	Swiss Franc	Sell	6/19/13	4,256,755	4,193,316	(63,439)
	Thai Baht	Buy	5/15/13	1,954,688	1,914,716	39,972
	Turkish Lira	Buy	6/19/13	1,115,384	1,114,756	628
Credit Suisse International
	Australian Dollar	Buy	7/17/13	8,518,314	8,534,088	(15,774)
	Brazilian Real	Buy	7/17/13	1,589,291	1,574,643	14,648
	British Pound	Buy	6/19/13	231,689	290,200	(58,511)
	Canadian Dollar	Buy	7/17/13	338,971	338,680	291
	Chilean Peso	Buy	7/17/13	2,858,125	2,841,611	16,514
	Chinese Yuan	Buy	5/15/13	2,214,092	2,187,520	26,572
	Czech Koruna	Sell	6/19/13	49,622	33,731	(15,891)
	Euro	Sell	6/19/13	13,423,052	13,288,137	(134,915)
	Indonesian Rupiah	Buy	5/15/13	638,461	639,824	(1,363)
	Japanese Yen	Sell	5/15/13	1,965,722	1,993,594	27,872
	Mexican Peso	Sell	7/17/13	2,389,878	2,387,443	(2,435)
	New Taiwan Dollar	Buy	5/15/13	386,860	387,880	(1,020)
	Norwegian Krone	Sell	6/19/13	31,558	15,267	(16,291)
	Philippine Peso	Buy	5/15/13	1,289,070	1,310,547	(21,477)
	Polish Zloty	Buy	6/19/13	546,300	534,012	12,288
	Russian Ruble	Buy	6/19/13	2,075,559	2,121,813	(46,254)
	South African Rand	Sell	7/17/13	657,898	610,680	(47,218)
	South Korean Won	Buy	5/15/13	3,368,208	3,393,413	(25,205)
	South Korean Won	Sell	5/15/13	3,368,208	3,308,740	(59,468)
	Swedish Krona	Buy	6/19/13	1,700,356	1,801,120	(100,764)
	Swiss Franc	Sell	6/19/13	4,332,935	4,275,237	(57,698)
	Turkish Lira	Buy	6/19/13	713,635	717,048	(3,413)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	97,730	97,153	577
	Brazilian Real	Buy	7/17/13	628,086	635,603	(7,517)
	British Pound	Buy	6/19/13	2,684,613	2,623,748	60,865
	British Pound	Sell	6/19/13	2,684,613	2,594,410	(90,203)
	Canadian Dollar	Sell	7/17/13	1,269,285	1,260,414	(8,871)
	Euro	Sell	6/19/13	1,738,513	1,728,909	(9,604)
	Japanese Yen	Sell	5/15/13	3,555,819	3,749,730	193,911
	Mexican Peso	Sell	7/17/13	2,087,049	2,053,179	(33,870)
	Norwegian Krone	Sell	6/19/13	3,530,390	3,472,583	(57,807)
	Polish Zloty	Buy	6/19/13	1,076,732	1,065,446	11,286
	Singapore Dollar	Buy	5/15/13	2,294,641	2,281,190	13,451
	Singapore Dollar	Sell	5/15/13	2,294,641	2,262,253	(32,388)
	South Korean Won	Buy	5/15/13	2,038,478	2,049,475	(10,997)
	South Korean Won	Sell	5/15/13	2,038,478	2,008,140	(30,338)
	Swedish Krona	Buy	6/19/13	2,323,693	2,363,444	(39,751)
	Swiss Franc	Sell	6/19/13	3,451,586	3,389,758	(61,828)
	Turkish Lira	Buy	6/19/13	340,471	338,164	2,307
Goldman Sachs International
	British Pound	Sell	6/19/13	1,512,968	1,492,435	(20,533)
	Canadian Dollar	Sell	7/17/13	1,723,691	1,679,749	(43,942)
	Euro	Sell	6/19/13	8,606,145	8,531,801	(74,344)
	Japanese Yen	Sell	5/15/13	532,738	580,553	47,815
	Norwegian Krone	Sell	6/19/13	2,039,415	2,055,319	15,904
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	7,527,196	7,535,878	(8,682)
	British Pound	Sell	6/19/13	651,276	627,176	(24,100)
	Canadian Dollar	Sell	7/17/13	1,491,038	1,448,540	(42,498)
	Euro	Sell	6/19/13	4,837,062	4,806,317	(30,745)
	Indian Rupee	Buy	5/15/13	413,801	410,109	3,692
	Japanese Yen	Buy	5/15/13	2,046,167	2,114,991	(68,824)
	Japanese Yen	Sell	5/15/13	2,046,167	2,133,931	87,764
	Norwegian Krone	Buy	6/19/13	10,767	10,618	149
	Norwegian Krone	Sell	6/19/13	10,767	10,731	(36)
	Philippine Peso	Buy	5/15/13	624,787	637,496	(12,709)
	Russian Ruble	Buy	6/19/13	1,300,466	1,350,706	(50,240)
	South African Rand	Buy	7/17/13	638,182	637,772	410
	South Korean Won	Buy	5/15/13	2,600,525	2,624,012	(23,487)
	South Korean Won	Sell	5/15/13	2,600,525	2,548,261	(52,264)
	Swiss Franc	Sell	6/19/13	319,249	322,984	3,735
	Thai Baht	Buy	5/15/13	634,299	641,342	(7,043)
	Turkish Lira	Buy	6/19/13	1,051,053	1,051,334	(281)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	144,431	144,667	(236)
	Brazilian Real	Buy	7/17/13	3,488,938	3,463,649	25,289
	British Pound	Buy	6/19/13	4,268,857	4,277,100	(8,243)
	Canadian Dollar	Sell	7/17/13	1,079,338	1,044,404	(34,934)
	Chilean Peso	Buy	7/17/13	1,861,031	1,849,311	11,720
	Chinese Yuan	Buy	5/15/13	1,574,646	1,552,319	22,327
	Euro	Sell	6/19/13	8,027,431	7,936,657	(90,774)
	Hungarian Forint	Buy	6/19/13	638,744	640,542	(1,798)
	Japanese Yen	Sell	5/15/13	4,327,607	4,536,258	208,651
	Malaysian Ringgit	Buy	5/15/13	2,214,494	2,175,365	39,129
	Mexican Peso	Sell	7/17/13	1,581,501	1,565,912	(15,589)
	New Taiwan Dollar	Buy	5/15/13	77,790	84,947	(7,157)
	Norwegian Krone	Buy	6/19/13	1,425,662	1,403,229	22,433
	Polish Zloty	Buy	6/19/13	259,001	255,891	3,110
	Russian Ruble	Buy	6/19/13	618,394	610,007	8,387
	South Korean Won	Buy	5/15/13	1,773,883	1,787,321	(13,438)
	South Korean Won	Sell	5/15/13	1,773,883	1,750,083	(23,800)
	Swedish Krona	Buy	6/19/13	3,330,163	3,379,789	(49,626)
	Swiss Franc	Sell	6/19/13	1,607,863	1,635,663	27,800
	Turkish Lira	Buy	6/19/13	72,657	84,103	(11,446)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	1,294,515	1,296,636	(2,121)
	Brazilian Real	Buy	7/17/13	328,863	325,370	3,493
	British Pound	Sell	6/19/13	32,765	3,628	(29,137)
	Canadian Dollar	Sell	7/17/13	3,560,041	3,521,351	(38,690)
	Chilean Peso	Buy	7/17/13	2,807,865	2,791,349	16,516
	Colombian Peso	Buy	7/17/13	2,443,896	2,444,102	(206)
	Czech Koruna	Buy	6/19/13	682,743	673,335	9,408
	Czech Koruna	Sell	6/19/13	682,743	678,080	(4,663)
	Euro	Sell	6/19/13	10,168,659	9,992,981	(175,678)
	Japanese Yen	Sell	5/15/13	7,223,708	7,714,894	491,186
	Mexican Peso	Sell	7/17/13	2,254,310	2,215,710	(38,600)
	Polish Zloty	Buy	6/19/13	898,586	886,637	11,949
	South Korean Won	Buy	5/15/13	2,573,115	2,595,899	(22,784)
	South Korean Won	Sell	5/15/13	2,573,115	2,533,980	(39,135)
	Swedish Krona	Buy	6/19/13	4,259,428	4,161,287	98,141
	Swiss Franc	Buy	6/19/13	6,210,121	6,127,418	82,703
	Swiss Franc	Sell	6/19/13	6,210,121	6,126,668	(83,453)
	Turkish Lira	Buy	6/19/13	1,168,614	1,166,230	2,384
UBS AG
	Australian Dollar	Buy	7/17/13	6,355,669	6,367,617	(11,948)
	British Pound	Sell	6/19/13	907,035	856,343	(50,692)
	Canadian Dollar	Sell	7/17/13	2,819,972	2,790,845	(29,127)
	Chilean Peso	Buy	7/17/13	1,263,556	1,268,984	(5,428)
	Czech Koruna	Buy	6/19/13	642,717	633,896	8,821
	Czech Koruna	Sell	6/19/13	642,717	638,112	(4,605)
	Euro	Sell	6/19/13	8,118,065	8,034,517	(83,548)
	Hungarian Forint	Buy	6/19/13	638,745	640,579	(1,834)
	Japanese Yen	Sell	5/15/13	3,480,379	3,595,053	114,674
	Mexican Peso	Sell	7/17/13	1,588,049	1,550,406	(37,643)
	New Taiwan Dollar	Buy	5/15/13	1,226,496	1,229,310	(2,814)
	Norwegian Krone	Sell	6/19/13	142,381	150,433	8,052
	Philippine Peso	Buy	5/15/13	1,294,354	1,306,763	(12,409)
	Russian Ruble	Buy	6/19/13	82,431	83,883	(1,452)
	Singapore Dollar	Buy	5/15/13	2,294,641	2,280,527	14,114
	Singapore Dollar	Sell	5/15/13	2,294,641	2,262,271	(32,370)
	Swedish Krona	Buy	6/19/13	2,065,270	2,044,776	20,494
	Swiss Franc	Sell	6/19/13	3,343,125	3,256,820	(86,305)
	Turkish Lira	Buy	6/19/13	629,488	621,982	7,506
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	5,800,523	5,811,012	(10,489)
	British Pound	Sell	6/19/13	2,173,561	2,145,068	(28,493)
	Canadian Dollar	Sell	7/17/13	1,456,160	1,446,021	(10,139)
	Euro	Sell	6/19/13	4,397,593	4,357,263	(40,330)
	Japanese Yen	Sell	5/15/13	1,965,722	2,020,303	54,581
	Mexican Peso	Sell	7/17/13	2,092,877	2,053,159	(39,718)

Total						$(932,513)

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	106	$12,077,308	Jun-13	$(146,391)
Australian Government Treasury Bond 10 yr (Long)	5	647,517	Jun-13	25,443
Canadian Government Bond 10 yr (Long)	60	8,143,729	Jun-13	282,654
Euro-Bobl 5 yr (Short)	38	6,342,091	Jun-13	(45,165)
Euro-Dollar 90 day (Long)	2,624	654,196,000	Jun-13	159,096
Japanese Government Bond 10 yr (Short)	2	2,965,174	Jun-13	5,222
Japanese Government Bond 10 yr Mini (Long)	16	2,373,452	Jun-13	(2,528)
U.K. Gilt 10 yr (Short)	12	2,237,010	Jun-13	(112,057)
U.S. Treasury Note 10 yr (Short)	602	80,282,344	Jun-13	(390,706)

Total				$(224,432)

WRITTEN OPTIONS OUTSTANDING at 4/30/13 (premiums $33,819) (Unaudited)

	Expiration	Number of
	date/strike price	contracts	Value

U.S. Treasury Notes 10 yr futures 6s (Call)	May-13/$134.00	87	$20,391

Total			$20,391

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	$41,374,000	$165,496
(1.1875)/3 month USD-LIBOR-BBA/Jul-18 (Purchased)	Jul-13/1.1875	87,802,000	(7,551)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	41,374,000	(433,188)
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	41,875,000	322,017
1.961/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/1.961	2,310,000	7,508
2.1875/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.1875	22,609,000	5,878
0.7675/3 month USD-LIBOR-BBA/Jul-16 (Written)	Jul-13/0.7675	72,436,000	(72)
Citibank, N.A.

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	41,875,000	320,344
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	11,849,598	86,858
Credit Suisse International

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	48,825,000	179,676
(1.2125)/3 month USD-LIBOR-BBA/Jul-18 (Purchased)	Jul-13/1.2125	263,404,000	(103,254)
(1.39)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.39	171,262,000	(356,225)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	48,825,000	(484,832)
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	41,875,000	318,669
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	44,100,000	282,240
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	141,291,000	73,471
2.22/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.22	67,827,000	69,184
0.785/3 month USD-LIBOR-BBA/Jul-16 (Written)	Jul-13/0.785	217,308,000	18,037
Deutsche Bank AG

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	48,825,000	183,582
(1.2075)/3 month USD-LIBOR-BBA/Jul-18 (Purchased)	Jul-13/1.2075	87,801,000	(26,340)
(1.4075)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.4075	85,631,000	(185,819)
(1.37)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37	171,262,000	(342,524)
(1.38)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.38	171,262,000	(351,087)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	48,825,000	(476,532)
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	41,875,000	326,625
2.395/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.395	44,100,000	276,948
2.38/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.38	44,100,000	272,097
2.425/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.425	22,050,000	145,530
0.87/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.87	141,291,000	73,471
0.865/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.865	141,291,000	70,646
0.8975/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.8975	70,646,000	40,268
2.225/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.225	22,609,000	25,774
0.785/3 month USD-LIBOR-BBA/Jul-16 (Written)	Jul-13/0.785	72,436,000	(3,622)
Goldman Sachs International

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	23,730,725	65,022
(1.195)/3 month USD-LIBOR-BBA/Jul-18 (Purchased)	Jul-13/1.195	87,801,000	(20,194)
(1.37625)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.37625	85,631,000	(169,549)
(1.42125)/3 month USD-LIBOR-BBA/May-18 (Purchased)	May-13/1.42125	85,631,000	(173,831)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	23,730,725	(207,881)
2.44/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.44	22,050,000	138,915
2.386/3 month USD-LIBOR-BBA/May-23 (Written)	May-13/2.386	22,050,000	134,505
0.90/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	70,646,000	35,323
0.876/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.876	70,646,000	35,323
2.215/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.215	22,609,000	15,374
0.7775/3 month USD-LIBOR-BBA/Jul-16 (Written)	Jul-13/0.7775	72,436,000	1,449
(1.90)/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/1.90	47,351,077	(247,646)
JPMorgan Chase Bank N.A.

1.90/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/1.90	16,594,873	51,444
(1.1875)/3 month USD-LIBOR-BBA/Jul-18 (Purchased)	Jul-13/1.1875	87,802,000	40
(1.1875)/3 month USD-LIBOR-BBA/Jul-18 (Purchased)	Jul-13/1.1875	87,802,000	(13,170)
(2.40)/3 month USD-LIBOR-BBA/Jun-23 (Purchased)	Jun-13/2.40	16,594,873	(163,294)
0.7675/3 month USD-LIBOR-BBA/Jul-16 (Written)	Jul-13/0.7675	72,436,000	8,049
2.1875/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.1875	22,609,000	5,878
0.7675/3 month USD-LIBOR-BBA/Jul-16 (Written)	Jul-13/0.7675	72,436,000	1,449
2.1875/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.1875	22,609,000	(2,606)

Total			$(12,127)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $77,167,735) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$56,000,000	5/13/13	$58,576,874
Government National Mortgage Association, 3s, May 1, 2043	18,000,000	5/21/13	19,120,781

Total			$77,697,655

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$25,941,000	(E)	$296,765	6/19/23	3 month USD-LIBOR-BBA	2.00%	$566,292
		63,385,000	(E)	(428,845)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(1,087,415)
	CAD	25,409,000		—	4/26/23	2.17%	3 month CAD-BA-CDOR	(30,541)
	Barclays Bank PLC
		$8,897,000	(E)	7,751	6/19/15	3 month USD-LIBOR-BBA	0.40%	14,424
		33,466,000	(E)	(125,262)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(318,026)
		29,283,000	(E)	(104,820)	6/19/23	3 month USD-LIBOR-BBA	2.00%	199,431
		4,729,000	(E)	(66,863)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(240,465)
		302,232,000	(E)	(293,549)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(520,222)
		120,067,000	(E)	(1,571,249)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(2,818,744)
	EUR	49,147,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	(2,623,280)
	EUR	95,799,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	830,149
	EUR	5,725,000		—	4/26/23	6 month EUR-EURIBOR-REUTERS	1.519%	38,188
	GBP	6,323,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(1,574,014)
	GBP	4,143,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(64,321)
	GBP	7,350,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	(214,980)
	GBP	11,634,000		—	4/24/23	1.8363%	6 month GBP-LIBOR-BBA	(18,742)
	JPY	1,004,266,000		—	5/2/43	1.7625%	6 month JPY-LIBOR-BBA	(42,237)
	SEK	22,106,000		—	5/2/23	2.065%	3 month SEK-STIBOR-SIDE	(512)
	Citibank, N.A.
		$85,982,000	(E)	(83,138)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(147,625)
		15,735,000		—	4/11/23	3 month USD-LIBOR-BBA	1.9225%	138,681
		25,374,000	(E)	(461,381)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(725,017)
		1,234,000	(E)	(9,626)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(54,926)
		23,434,000	(E)	(62,425)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(197,405)
		7,198,000		—	4/4/23	2.0212%	3 month USD-LIBOR-BBA	(134,922)
	CZK	60,019,000		—	1/17/23	6 month CZK-PRIBOR-PRBO	1.41%	75,344
	GBP	8,857,000		—	4/26/23	6 month GBP-LIBOR-BBA	1.815%	(15,585)
	PLN	9,716,000		—	1/17/23	3.84%	6 month PLN-WIBOR-WIBO	(196,520)
	Credit Suisse International
		$29,010,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	120,724
		14,593,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	53,896
		17,635,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	(135,691)
		4,612,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	59,402
		24,040,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	119,019
		9,170,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	163,352
		35,271,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	(331,129)
		7,535,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	142,066
		28,992,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	(299,077)
		17,565,000		—	3/4/18	0.9275%	3 month USD-LIBOR-BBA	(124,465)
		5,429,000	(E)	(3,975)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(203,274)
		68,538,000	(E)	(723,578)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(1,435,688)
		4,567,000		—	3/8/23	3 month USD-LIBOR-BBA	2.01875%	94,914
		4,567,000		—	3/11/23	3 month USD-LIBOR-BBA	2.065%	113,492
		17,565,000		—	3/11/18	0.9875%	3 month USD-LIBOR-BBA	(171,505)
		51,067,000		—	3/20/18	0.968125%	3 month USD-LIBOR-BBA	(430,281)
		14,544,000		—	3/4/16	3 month USD-LIBOR-BBA	0.5025%	34,514
		4,602,000		—	3/4/23	3 month USD-LIBOR-BBA	1.975%	77,565
		120,086,000	(E)	(100,281)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(190,346)
		123,901,000	(E)	(397,605)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(1,111,275)
		21,781,000		—	3/6/16	3 month USD-LIBOR-BBA	0.495%	46,086
		6,850,000		—	3/6/23	3 month USD-LIBOR-BBA	1.9575%	103,505
		26,347,000		—	3/6/18	0.915%	3 month USD-LIBOR-BBA	(168,819)
		153,449,000	(E)	1,425,696	6/19/23	3 month USD-LIBOR-BBA	2.00%	3,020,032
		29,773,000	(E)	(200)	6/19/15	3 month USD-LIBOR-BBA	0.40%	22,131
		14,403,000		—	3/8/16	3 month USD-LIBOR-BBA	0.5175%	40,076
		17,565,000		—	3/8/18	0.955%	3 month USD-LIBOR-BBA	(146,081)
		14,403,000		—	3/11/16	3 month USD-LIBOR-BBA	0.535%	47,034
		13,437,000		—	3/20/23	3 month USD-LIBOR-BBA	2.045%	299,272
		42,288,000		—	3/20/16	3 month USD-LIBOR-BBA	0.521465%	114,901
		10,324,000		—	4/9/23	3 month USD-LIBOR-BBA	1.865%	35,504
		15,772,000		—	4/12/23	3 month USD-LIBOR-BBA	1.948%	168,474
		8,402,000		—	5/2/23	1.824%	3 month USD-LIBOR-BBA	19,442
	AUD	14,134,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	107,676
	CAD	6,840,000		—	4/25/23	3 month CAD-BA-CDOR	2.208%	32,461
	CAD	15,718,000		—	4/29/23	3 month CAD-BA-CDOR	2.15%	(6,514)
	CHF	10,035,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	7,522
	CHF	10,035,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	(4,209)
	EUR	32,040,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(511,752)
	EUR	11,923,000		—	4/26/23	6 month EUR-EURIBOR-REUTERS	1.5165%	75,757
	EUR	7,818,000		—	5/2/23	6 month EUR-EURIBOR-REUTERS	1.47%	(412)
	EUR	9,108,000		—	5/3/23	6 month EUR-EURIBOR-REUTERS	1.457%	(16,073)
	GBP	9,024,000		—	4/24/23	6 month GBP-LIBOR-BBA	1.8325%	9,481
	SEK	50,651,000		—	5/2/23	2.07%	3 month SEK-STIBOR-SIDE	(4,767)
	Deutsche Bank AG
		$67,942,000	(E)	173,866	6/19/18	3 month USD-LIBOR-BBA	1.00%	565,212
		79,717,000	(E)	643,227	6/19/23	3 month USD-LIBOR-BBA	2.00%	1,471,487
		1,239,000	(E)	(2,810)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(48,294)
		80,352,000	(E)	(92,155)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(152,419)
		40,393,000	(E)	(109,532)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(529,216)
	PLN	38,716,000		—	4/17/15	6 month PLN-WIBOR-WIBO	3.025%	60,798
	Goldman Sachs International
		$39,913,000	(E)	783,324	6/19/23	3 month USD-LIBOR-BBA	2.00%	1,198,019
		10,310,000	(E)	3,015	6/19/15	3 month USD-LIBOR-BBA	0.40%	10,748
		4,809,000	(E)	(20,102)	6/19/18	3 month USD-LIBOR-BBA	1.00%	7,598
		40,231,600	(E)	(790,959)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(1,208,965)
		43,223,000	(E)	278,412	6/19/43	3 month USD-LIBOR-BBA	3.00%	1,865,129
		2,976,000	(E)	91,214	6/19/43	3.00%	3 month USD-LIBOR-BBA	(18,035)
		10,328,000		—	4/8/23	3 month USD-LIBOR-BBA	1.94%	109,583
	AUD	7,759,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	6,853
	AUD	29,873,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	253,946
	CAD	8,374,000		—	4/25/23	3 month CAD-BA-CDOR	2.2069%	38,908
	CHF	27,397,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(17,385)
	EUR	14,510,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	(902,303)
	EUR	414,324,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	1,833,364
	EUR	100,389,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	74,530
	EUR	100,389,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(391,047)
	EUR	100,389,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	74,516
	EUR	100,389,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(403,643)
	EUR	100,389,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	9,923
	EUR	100,389,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(321,003)
	EUR	12,664,000		—	2/22/23	6 month EUR-EURIBOR-Telerate	1.9135%	779,527
	EUR	59,864,000		—	2/22/15	0.59%	6 month EUR-EURIBOR-Telerate	(331,385)
	EUR	29,758,000		—	4/22/23	1.5445%	6 month EUR-EURIBOR-REUTERS	(301,078)
	GBP	6,323,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	796,725
	GBP	8,728,000		—	4/25/23	6 month GBP-LIBOR-BBA	1.8463%	25,970
	GBP	5,808,000		—	4/29/23	6 month GBP-LIBOR-BBA	1.79375%	(30,081)
	JPY	969,150,000		—	4/30/23	0.73625%	6 month JPY-LIBOR-BBA	13,091
	PLN	38,716,000		—	4/17/15	6 month PLN-WIBOR-WIBO	3.02%	59,550
	JPMorgan Chase Bank N.A.
		$22,584,000		—	2/28/18	0.92%	3 month USD-LIBOR-BBA	(155,974)
		30,172,000	(E)	(33,466)	6/19/15	0.40%	3 month USD-LIBOR-BBA	(56,095)
		62,788,000	(E)	(162,960)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(524,618)
		1,880,000	(E)	15,838	6/19/23	3 month USD-LIBOR-BBA	2.00%	35,371
		32,055,200	(E)	(447,170)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(780,224)
		8,908,000		—	4/15/23	3 month USD-LIBOR-BBA	1.9475%	96,050
	AUD	8,637,000		—	4/30/23	3.805%	6 month AUD-BBR-BBSW	(16,959)
	AUD	11,393,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8875%	101,937
	CAD	8,100,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(271,676)
	CAD	16,713,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	156,765
	CAD	23,610,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	107,595
	CAD	10,727,000		—	4/26/23	2.1706%	3 month CAD-BA-CDOR	(13,533)
	CZK	60,019,000		—	1/16/23	6 month CZK-PRIBOR-PRBO	1.44%	84,460
	CZK	60,019,000		—	1/21/23	6 month CZK-PRIBOR-PRBO	1.44%	83,667
	GBP	10,623,000		—	2/20/23	2.226%	6 month GBP-LIBOR-BBA	(702,420)
	GBP	52,434,000		—	2/20/15	6 month GBP-LIBOR-BBA	0.668%	136,410
	PLN	9,716,000		—	1/16/23	3.855%	6 month PLN-WIBOR-WIBO	(204,559)
	PLN	9,716,000		—	1/21/23	3.81%	6 month PLN-WIBOR-WIBO	(188,410)
	PLN	38,715,000		—	4/17/15	6 month PLN-WIBOR-WIBO	3.01%	57,173
	Royal Bank of Scotland PLC (The)
		$4,479,000	(E)	(59,343)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(105,879)

	Total							$(6,886,346)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$995,704	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(11,605)
	17,309,471	(94,661)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	217,151
	4,704,738	74,982	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(16,193)
Barclays Bank PLC
	1,017,393	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,726
	1,531,240	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,977)
	1,840,002	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,930
	1,576,231	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(459)
	5,414,886	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(63,109)
	22,153,711	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(258,194)
	1,398,066	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,294)
	6,639,440	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	52,704
	653,559	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,655
	2,492,378	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,048)
	173,412	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,021)
	1,771,046	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(515)
	8,264,882	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,404)
	5,654,036	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(65,896)
	2,487,549	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(19,365)
	5,796,807	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	46,015
	5,188,575	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,509)
	1,581,646	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,846
	283,373	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,663)
	1,554,013	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	12,336
	12,280,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(315,473)
	723,177	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(210)
	4,747,070	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(83,746)
	3,422,397	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	23,056
	745,020	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	5,019
	6,271,180	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(73,088)
	910,345	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,581
	5,313,139	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,546)
	4,213,644	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	33,448
	3,854,539	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	21,558
	2,446,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	19,422
	4,491,720	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(52,349)
	1,326,390	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,040
	787,659	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,110
	2,932,142	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,173)
	6,112,629	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	10,957
	22,308,098	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(6,489)
	1,903,800	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	12,825
	4,896,943	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,424)
	891,657	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,389
	2,891,493	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,747
	2,096,162	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,616
	9,539,151	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	168,285
	269,965	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	526
	271,427	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,155
	15,150,992	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	120,269
	9,374,188	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	18,268
	10,822,183	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(85,907)
	6,695,799	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(13,048)
	10,693,902	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	188,657
	1,645,051	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	29,021
	4,002,085	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,643
	2,447,013	(10,515)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,405)
	1,223,506	(2,963)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(408)
	1,223,506	(5,257)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,702)
	4,704,738	76,452	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,723)
	2,455,384	(9,016)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,528)
	6,377,369	(23,417)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,164)
	2,455,384	(9,016)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,528)
	7,758,219	(96,978)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,987
	74,865	(772)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	44
Citibank, N.A.
	3,113,499	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(906)
	7,084,185	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,061)
	6,559,365	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,908)
	3,243,264	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,799)
	5,135,559	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	90,599
	3,309,438	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	51,855
	8,047,240	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	93,788
Credit Suisse International
	2,361,395	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(687)
	16,036,973	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	108,037
	4,008,767	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	27,006
	1,769,259	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,620)
	3,158,825	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,815)
	3,185,759	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	25,289
	995,138	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,598)
	6,099,139	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	41,088
	5,814,414	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	67,765
	3,633,580	64,723	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,693)
	4,704,738	80,863	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,312)
Deutsche Bank AG
	3,185,759	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	25,289
Goldman Sachs International
	3,044,350	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(35,481)
	915,511	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,127)
	3,630,326	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(28,262)
	7,020,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	96,455
	5,265,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	67,023
	1,319,701	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12,403)
	1,871,833	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,816)
	1,880,288	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(33,171)
	3,799,260	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,160)
	3,799,260	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,160)
	2,998,601	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(52,900)
	908,261	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(16,023)
	6,434,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(74,997)
	3,234,197	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,693)
	11,621,989	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(205,030)
	10,786,068	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(190,283)
	2,017,860	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	16,018
	758,051	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	6,017
	20,081,409	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(354,267)
	5,035,892	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(88,841)
	1,681,986	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,603)
	4,869,147	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(56,748)
	1,742,835	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(13,568)
	1,668,068	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(12,986)
	3,670,561	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,779)
	99,555	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(936)
	2,154,641	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(38,011)
	16,254,164	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(184,312)
	1,753,467	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(13,651)
	1,047,444	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,154)
	3,506,759	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(27,300)
	3,643,225	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(64,272)
	723,327	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,798)
	19,092,927	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(222,521)
	6,810,118	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(79,370)
	1,422,441	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	11,291
	7,111,040	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(82,877)
	704,417	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,210)
	7,061,170	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(82,295)
	2,764,442	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	21,944
	1,706,770	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	13,548
	50,972	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(479)
	130,775	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,038
	348,841	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,769
	7,884,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	80,574
	7,884,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	92,400
	4,572,192	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(53,287)
	3,062,485	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(35,692)
	5,869,951	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(68,412)
	4,188,532	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,816)
	8,725,021	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(101,687)
	7,884,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	94,766
	7,884,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	135,289
	8,647,729	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(84,581)
	8,521,574	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	99,316
	8,490,405	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	98,953
	1,262,623	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,715
	1,262,623	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,715
	3,491,044	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	61,587
	3,309,438	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(51,855)
	778,918	(8,641)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	219
	779,396	8,525	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,035
	4,163,030	24,718	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,769)
	4,159,782	55,897	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(24,201)
	7,221,548	(42,878)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	51,640
	7,216,254	94,713	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(44,237)
	7,483,849	72,500	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,247)
	4,704,738	80,127	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,047)
GBP	4,920,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	58,465
GBP	4,920,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	35,614
GBP	9,840,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(536,946)
GBP	4,920,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(269,504)
GBP	4,920,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	33,551
JPMorgan Chase Bank N.A.
	$11,717,801	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(136,563)
	7,819,082	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(137,941)
	6,798,784	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(79,237)
GBP	4,459,000	—	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(102,130)

Total						$(2,633,554)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA CMBX BBB Index	BBB-/P	$19,586		$325,000	5/11/63	300 bp	$14,938
	DJ CDX NA CMBX BBB Index	BBB-/P	31,648		463,000	5/11/63	300 bp	25,027
	DJ CDX NA CMBX BBB Index	BBB-/P	40,127		650,000	5/11/63	300 bp	30,832
	DJ CDX NA CMBX BBB Index	BBB-/P	38,247		671,000	5/11/63	300 bp	28,652
	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	(81,643)		1,019,000	9/20/17	(100 bp)	(64,711)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(166,263)		1,019,000	9/20/17	(100 bp)	(74,274)
	Credit Suisse International
	DJ CDX NA CMBX BBB Index	BBB-/P	48,442		665,000	5/11/63	300 bp	38,933
	DJ CDX NA CMBX BBB Index	BBB-/P	73,649		961,000	5/11/63	300 bp	59,907
	Spain Gov't, 5.50%, 7/30/2017	—	(120,132)		1,019,000	9/20/17	(100 bp)	(70,439)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	161,961		1,385,000	3/20/17	500 bp	(449,928)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB-/F	—	EUR	935,000	9/20/13	715 bp	44,120
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	535 bp	29,345
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	477 bp	25,909
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 20 Index	B+/P	(200,141)		$6,042,000	6/20/18	500 bp	191,750
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		225,000	9/20/13	276 bp	2,870

	Total							$(167,069)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
Key to holding's abbreviations
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $851,590,864.
(b)	The aggregate identified cost on a tax basis is $996,616,962, resulting in gross unrealized appreciation and depreciation of $38,703,440 and $20,771,156, respectively, or net unrealized appreciation of $17,932,284.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$51,748,870	$379,467,735	$431,216,605	$54,374	$—
	Putnam Short Term Investment Fund *	—	135,241,212	90,515,529	8,089	44,725,683
	Totals	$51,748,870	$514,708,947	$521,732,134	$62,463	$44,725,683
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $247,544,004 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.3%
	Mexico	3.2
	Russia	2.9
	Venezuela	2.1
	Argentina	1.5
	Greece	1.3
	United Kingdom	1.1
	Luxembourg	1.1
	Ukraine	1.0
	Ireland	0.8
	Brazil	0.8
	Germany	0.6
	Canada	0.6
	Turkey	0.5
	Other	3.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk, and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, and to gain exposure on interest rates.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,480,429 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $8,916,051 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $8,895,771.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$439,302	$560	$168,974
Total common stocks	439,302	560	168,974
Convertible bonds and notes	—	1,117,638	—
Convertible preferred stocks	283,872	1,213,225	—
Corporate bonds and notes	—	276,077,395	—
Foreign government and agency bonds and notes	—	108,844,579	—
Mortgage-backed securities	—	363,884,317	—
Preferred stocks	—	1,475,913	—
Purchased options outstanding	—	408	—
Senior loans	—	10,518,277	—
U.S. government and agency mortgage obligations	—	176,075,679	—
Warrants	—	6,494	—
Short-term investments	48,265,683	26,176,930	—

Totals by level	$48,988,857	$965,391,415	$168,974

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(932,513)	$—
Futures contracts	(224,432)	—	—
Written options outstanding	(20,391)	—	—
Forward premium swap option contracts	—	(12,127)	—
TBA sale commitments	—	(77,697,655)	—
Interest rate swap contracts	—	(4,454,160)	—
Total return swap contracts	—	(2,962,940)	—
Credit default contracts	—	(12,550)	—

Totals by level	$(244,823)	$(86,071,945)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$652,749	$665,299
Foreign exchange contracts	2,924,970	3,857,483
Equity contracts	6,494	—
Interest rate contracts	20,842,841	28,516,483

Total	$24,427,054	$33,039,265

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased option contracts (number of contracts)		900,000
Purchased swap option contracts (contract amount)		$1,220,800,000
Written option contracts (number of contracts)		30
Written swap option contracts (contract amount)		$997,700,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$800,700,000
OTC interest rate swap contracts (notional)		$4,559,800,000
Centrally cleared interest rate swap contracts (notional)		$3,800,000
OTC total return swap contracts (notional)		$634,800,000
OTC credit default swap contracts (notional)		$16,000,000
Warrants (number of warrants)		800

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013